Revenue (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Revenue

	Years Ended December 31

(in thousands)	2019		2018

Sales

Gold

Gold credit sales	$535,766	62%	$431,618	54%

Concentrate sales	5,279	1%	9,575	1%

	$541,045	63%	$441,193	55%

Silver

Silver credit sales	$225,316	26%	$290,152	37%

Concentrate sales	63,085	7%	53,427	7%

	$288,401	33%	$343,579	44%

Palladium

Palladium credit sales	$31,886	4%	$9,240	1%

Total sales revenue	$861,332	100%	$794,012	100%